Goldman Sachs US Tax-Managed Equity Fund Expense Example - Class A C Inst Serv Inv R6 Shares [Member] - Goldman Sachs US Tax-Managed Equity Fund	Dec. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 647
Expense Example, with Redemption, 3 Years	862
Expense Example, with Redemption, 5 Years	1,094
Expense Example, with Redemption, 10 Years	1,759
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	971
Expense Example, with Redemption, 10 Years	2,113
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	440
Expense Example, with Redemption, 10 Years	986
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	$ 847